Prepaid and Other Assets (Details) - USD ($) $ in Thousands	May 31, 2022	Aug. 31, 2021
Drilling		$ 200
Insurance	10	54
Listing fees	82	32
Conference fees	38
Other	87	46
Financing fees	507
Total Prepaid Expenses	$ 724	$ 332